Marketable Securities	6 Months Ended
Jun. 30, 2015
Marketable Securities [Abstract]
Marketable Securities

Note 3 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2014 and June 30, 2015 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*

	US$ thousands
At June 30, 2015
Held to maturity:
Corporate debt securities
Current	8,705	-	(118)	8,587
Non-Current	29,596	2	(239)	29,359

	38,301	2	(357)	37,946

At December 31, 2014
Held to maturity:
Corporate debt securities
Current	15,328	-	(69)	15,259
Non-Current	20,536	-	(271)	20,265

	35,864	-	(340)	35,524

*	Fair value is being determined using quoted market prices in active markets (Level 1).

**	Including accrued interest in the amount of US$ 339 thousands and US$ 315 thousands as of December 31, 2014 and June 30, 2015 respectively.

Activity in marketable securities in six month period ended in June 30, 2015:

US$ thousands
Balance at January 1, 2015	35,864

Purchases of marketable securities	12,935
Discount of marketable securities	(298)
Proceeds from maturity of marketable securities	(10,200)
Balance at June 30, 2015	38,301

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2015:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities	(90)	11,336	(267)	25,076	(357)	36,412

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.